Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation between the reported income tax expense and the income tax expense
Federal income tax at the statutory rate									$ 3,413	$ 4,098	$ 4,654
Increase (decrease) in income taxes resulting from:
New Jersey income tax, net of federal income tax effect									363	451	518
Bank owned life insurance income									(314)	(293)	(299)
Change in tax rate										(79)
Other, net									(35)	(2)	3
Total Income Tax Expense	$ 805	$ 688	$ 950	$ 984	$ 939	$ 1,106	$ 1,139	$ 991	$ 3,427	$ 4,175	$ 4,876
Effective income tax rate									34.10%	34.60%	35.60%